Convertible Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Apr. 08, 2019	Mar. 31, 2019	Feb. 20, 2019	Dec. 31, 2018	Mar. 12, 2018	Dec. 31, 2017
Temporary Equity [Line Items]
Conversion of Convertible Preferred Stock to common stock upon closing of initial public offering (shares)	31,557,107	31,557,107
Convertible preferred stock, authorized (shares)	0	0			31,557,107						24,449,177
Convertible preferred stock, par value (usd per share)	$ 0.00001	$ 0.00001			$ 0.00001						$ 0.00001
Convertible preferred stock, outstanding (shares)	0	0	31,557,107	31,557,107	31,557,107	31,557,107	28,595,471		24,449,177		24,445,555		15,671,730
Convertible preferred stock, issued (shares)	0	0			31,557,107						24,445,555
Carrying Value	$ 0.0	$ 0.0	$ 480.2	$ 480.2	$ 480.2	$ 480.2	$ 355.2		$ 180.8		$ 180.8		$ 60.4
Convertible preferred stock, liquidation preference	$ 0.0	$ 0.0			$ 480.8						$ 180.8
Convertible preferred stock, common stock issuable upon conversion (shares)					31,557,107						24,445,555
Series Seed Preferred stock
Temporary Equity [Line Items]
Convertible preferred stock, authorized (shares)					7,905,140						7,905,140
Convertible preferred stock, outstanding (shares)					7,905,140						7,905,140
Convertible preferred stock, issued (shares)					7,905,140						7,905,140
Carrying Value					$ 12.9						$ 12.9
Convertible preferred stock, liquidation preference					$ 13.0						$ 13.0
Convertible preferred stock, common stock issuable upon conversion (shares)					7,905,140						7,905,140
Series A Preferred stock
Temporary Equity [Line Items]
Convertible preferred stock, authorized (shares)					3,328,774						3,328,774
Convertible preferred stock, outstanding (shares)					3,328,774						3,328,774
Convertible preferred stock, issued (shares)					3,328,774						3,328,774
Carrying Value					$ 14.0						$ 14.0
Convertible preferred stock, liquidation preference					$ 13.6						$ 13.6
Convertible preferred stock, common stock issuable upon conversion (shares)					3,328,774						3,328,774
Series B Preferred stock
Temporary Equity [Line Items]
Convertible preferred stock, authorized (shares)					4,511,417						4,511,417
Convertible preferred stock, outstanding (shares)					4,511,417						4,511,417
Convertible preferred stock, issued (shares)					4,511,417						4,511,417
Carrying Value					$ 34.1						$ 34.1
Convertible preferred stock, liquidation preference					$ 34.1						$ 34.1
Convertible preferred stock, common stock issuable upon conversion (shares)					4,511,417						4,511,417
Series C Preferred stock
Temporary Equity [Line Items]
Convertible preferred stock, authorized (shares)					8,703,846						8,703,846
Convertible preferred stock, par value (usd per share)										$ 0.00001		$ 0.00001
Convertible preferred stock, outstanding (shares)					8,703,846						8,700,224
Convertible preferred stock, issued (shares)					8,703,846						8,700,224
Carrying Value					$ 119.8						$ 119.8
Convertible preferred stock, liquidation preference					$ 120.1						$ 120.1
Convertible preferred stock, common stock issuable upon conversion (shares)					8,703,846						8,700,224
Series D Preferred stock
Temporary Equity [Line Items]
Convertible preferred stock, authorized (shares)					7,107,930			7,107,930
Convertible preferred stock, par value (usd per share)								$ 0.00001
Convertible preferred stock, outstanding (shares)					7,107,930
Convertible preferred stock, issued (shares)					7,107,930
Carrying Value					$ 299.4
Convertible preferred stock, liquidation preference					$ 300.0
Convertible preferred stock, common stock issuable upon conversion (shares)					7,107,930